SUBSEQUENT EVENTS (Details 2) - USD ($) $ in Thousands		9 Months Ended
	Oct. 03, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Cash and cash equivalents		$ 6,862	$ 27,326	$ 9,385	$ 12,457	$ 13,860	$ 15,135
Deferred underwriting fees, net of amount settled in Company Shares			$ (2,000)
GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Cash and cash equivalents		2
Cash and marketable securities held in Trust Account		158,209
Total available cash as of September 30, 2017		158,211
Change in available cash after September 30, 2017		8
Redemption of shares		(143,904)
Available cash before GPIA Sponsor capital infusion		14,315
Proceeds from sale of Units, net of underwriting discounts paid		36,000
Total available cash from GPIA		50,315
Deferred underwriting fees, net of amount settled in Company Shares		(4,550)
Unpaid transaction costs related to the merger	$ (7,900)	(3,351)
Net capital infusion from GPIA		$ 42,414